Voya Equity Trust (“Registrant”)
To each series of the Registrant (each a “Fund” and collectively the “Funds”)
Supplement dated May 15, 2015
To the Funds’ current prospectuses
(each a “Prospectus” and collectively the “Prospectuses”)
At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
Each Fund’s Prospectus(es) are revised as follows:
1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) are deleted and replaced with the following:
Voya Growth Opportunities Fund
Class		A	B	C	I	R	W
Management Fees[2]	%	0.80	0.80	0.80	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.35	1.00	1.00	None	0.50	None
Other Expenses	%	0.33	0.33	0.33	0.11	0.33[3]	0.33
Total Annual Fund Operating Expenses	%	1.48	2.13	2.13	0.91	1.63	1.13
Waivers and Reimbursements[4]	%	(0.18)	(0.18)	(0.18)	None	(0.18)	(0.18)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.30	1.95	1.95	0.91	1.45	0.95
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Other expenses are based on estimated amounts for the current fiscal year.
4	The adviser and distributor are contractually obligated to limit expenses to 1.40%, 2.05%, 2.05%, 1.05%, 1.55% and 1.05% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2015. In addition, the adviser is contractually obligated to further limit expenses to 1.30%, 1.95%, 1.95%, 0.95%, 1.45%, and 0.95% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2015. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Large Cap Value Fund
Class		A	B	C	I
Management Fees[3]	%	0.75	0.75	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.16	0.16	0.16	0.05
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[4]	%	1.17	1.92	1.92	0.81
Waivers and Reimbursements[5]	%	(0.06)	(0.06)	(0.06)	(0.04)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.11	1.86	1.86	0.77

Class		O	R	W
Management Fees[3]	%	0.75	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.16	0.16	0.16
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01
Total Annual Fund Operating Expenses[4]	%	1.17	1.42	0.92
Waivers and Reimbursements[5]	%	(0.06)	(0.11)	(0.06)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.11	1.31	0.86
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

2	Expense information has been restated to reflect current contractual rates.
3	The portion of the management fee attributable to the advisory services is 0.65% and the portion of the management fee attributable to the administrative services is 0.10%.
4	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5	The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, 1.25%, 1.50%, and 1.00% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2016. In addition, the adviser is contractually obligated to further limit expenses to 1.10%, 1.85%, 1.85%, 0.76%, 1.10%, 1.35% and 0.85% for Class A, Class B, Class C, Class I, Class O, Class R and Class W shares, respectively, through October 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares through October 1, 2016. Termination or modification of these obligations requires approval by the Fund’s board.

Class		R6
Management Fees[2]	%	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.05
Acquired Fund Fees and Expenses	%	0.01
Total Annual Fund Operating Expenses[3]	%	0.81
Waivers and Reimbursements[4]	%	(0.06)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.75
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.65% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.78% through October 1, 2016. In addition, the adviser is contractually obligated to further limit expenses to 0.74% through October 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya MidCap Opportunities Fund
Class		A	B	C	I
Management Fees[2]	%	0.85	0.85	0.85	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.24	0.24	0.24	0.11
Total Annual Fund Operating Expenses	%	1.34	2.09	2.09	0.96
Waivers and Reimbursements[3]	%	None	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.34	2.09	2.09	0.96

Class		O	R	W
Management Fees[2]	%	0.85	0.85	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.24	0.24	0.24
Total Annual Fund Operating Expenses	%	1.34	1.59	1.09
Waivers and Reimbursements[3]	%	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.34	1.59	1.09
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.75% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 1.35%, 2.10%, 2.10%, 0.98%, 1.35%, 1.60%, and 1.10% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Class		R6
Management Fees[1]	%	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.05
Total Annual Fund Operating Expenses	%	0.90
Waivers and Reimbursements[2]	%	(0.02)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.88
1	The portion of the management fee attributable to the advisory services is 0.75% and the portion of the management fee attributable to the administrative services is 0.10%.

2	The adviser is contractually obligated to limit expenses to 0.88% through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Multi-Manager Mid Cap Value Fund
Class	I
Management Fees[1]	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.87%
Waivers and Reimbursements[2]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.87%
1	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.90% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive a portion of the management fee through October 1, 2016. The management fee waiver for the Fund is an estimated 0.03%. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Real Estate Fund
Class		A	B	C	I
Management Fees[2]	%	0.80	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.24	0.24	0.24	0.11
Total Annual Fund Operating Expenses	%	1.29	2.04	2.04	0.91
Waivers and Reimbursements[3]	%	None	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.29	2.04	2.04	0.91

Class		O	R	W
Management Fees[2]	%	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.24	0.24	0.24
Total Annual Fund Operating Expenses	%	1.29	1.54	1.04
Waivers and Reimbursements[3]	%	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.29	1.54	1.04
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser and sub-adviser are contractually obligated to limit expenses to 1.35%, 2.10%, 2.10%, 1.00%, 1.35%, 1.60% and 1.10% for Class A, Class B, Class C, Class I, Class O, Class R and Class W shares, respectively, through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser and sub-adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Class		R6
Management Fees[1]	%	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses[2]	%	0.94
Total Annual Fund Operating Expenses	%	1.74
Waivers and Reimbursements[3]	%	(0.88)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.86
1	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	The adviser and sub-adviser are contractually obligated to limit expenses to 0.86% through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser and sub-adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Voya SmallCap Opportunities Fund
Class		A	B	C	I	R	W
Management Fees[2]	%	0.95	0.95	0.95	0.95	0.95	0.95
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.50	None
Other Expenses	%	0.21	0.21	0.21	0.22	0.21	0.21
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[3]	%	1.42	2.17	2.17	1.18	1.67	1.17
Waivers and Reimbursements[4]	%	None	None	None	(0.02)	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.42	2.17	2.17	1.16	1.67	1.17
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.85% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.15%, 1.75% and 1.25% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively, through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Class		R6
Management Fees[1]	%	0.95
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.07
Acquired Fund Fees and Expenses	%	0.01
Total Annual Fund Operating Expenses[2]	%	1.03
Waivers and Reimbursements[3]	%	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.03
1	The portion of the management fee attributable to the advisory services is 0.85% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 1.05% through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
2	The first paragraph of the sub-section entitled “Management of the Funds – The Investment Adviser” of each Fund’s Prospectus(es) is deleted and replaced with the following:
Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Funds. Voya Investments has overall responsibility for the management of the Funds. Voya Investments oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
3	The sub-section entitled “Management of the Funds - Management Fees” of each Fund’s Prospectus(es) are revised to include the following at the end of the section:
At a meeting held on March 12, 2015, the Board approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
4	The sub-section entitled “Management of the Funds - The Administrator” of each Fund’s Prospectus(es) is deleted in its entirety.
5	The eleventh paragraph of the section entitled “Frequent Trading – Market Timing” of each Fund’s Prospectus(es) is deleted and replaced with the following:
Shareholders may invest in the Funds through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis.

The Funds' Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Funds. There is no assurance that the Funds' Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST (“REGISTRANT”)

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current Statement of Additional Information (“SAI”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

The Funds’ SAI is revised as follows:

1.	The line item reference to “Voya Funds Services, LLC” in the table of the section entitled “Voya Service Providers” of the Funds’ SAI is deleted.

2.	All references to the Funds’ “administrator” in the section entitled “Disclosure of the Funds’ Portfolio Securities” are deleted and replaced with “adviser or its affiliates.”

3.	The reference to the Funds’ “Administrator” in the section entitled “Code of Ethics” of the Funds’ SAI is deleted and replaced with “Adviser or its Affiliates.”

4.	The section entitled “Adviser” of the Funds’ SAI is deleted in its entirety and replaced with the following:

Adviser

The adviser for each Fund is Voya Investments, LLC (“Adviser” or “Voya Investments”), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Adviser, subject to the authority of the Board, has the overall responsibility for the management of each Fund’s portfolio, subject to delegation of certain responsibilities to another investment adviser (each a “Sub-Adviser” and collectively, “Sub-Advisers”) as follows:

Fund	Sub-Adviser
Growth Opportunities Fund	Voya Investment Management Co. LLC (“Voya IM”)
Large Cap Value Fund
MidCap Opportunities Fund
SmallCap Opportunities Fund

Real Estate Fund	CBRE Clarion Securities LLC (“CBRE Clarion”)

Multi-Manager Fund
Multi-Manager Mid Cap Value Fund	Hahn Capital Management, LLC (“Hahn Capital Management”) LSV Asset Management (“LSV”) Wellington Management Company, LLP (“Wellington Management”)

1

The Adviser and Voya IM, are indirect, wholly-owned subsidiaries of Voya Financial, Inc. (NYSE: VOYA). Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. The principal executive offices of Voya Financial, Inc. are located at 230 Park Avenue, New York, New York 10169. The Adviser’s principal offices are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

The Adviser serves pursuant to separate investment management agreements (each, an “Investment Management Agreement” and collectively, the “Investment Management Agreements”) between Voya Investments and the Trust, on behalf of the Funds. The Investment Management Agreements require the Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Funds. Pursuant to a sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, “Sub-Advisory Agreements”) the Adviser has delegated certain management responsibilities to Sub-Advisers for the Funds. The Adviser oversees the investment management of the Sub-Advisers for the Funds.

Each Investment Management Agreement requires the Adviser to provide, subject to the supervision of the Board, investment advice and investment services to each Fund, and to furnish advice and recommendations with respect to investment of each Fund’s assets and the purchase or sale of its portfolio securities. The Adviser also provides investment research and analysis.

In addition, effective May 1, 2015, the Adviser acts as a liaison among the various service providers to each Fund, including, among others, the custodian and portfolio accounting agent. The Adviser also reviews each Fund for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of each Fund.

Each Investment Management Agreement provides that the Adviser is not subject to liability to the Funds for any act or omission in the course of, or in connection with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.

Pursuant to the Investment Management Agreement on behalf of the Funds, subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by those Funds including, without limitation, brokerage commissions, legal, auditing, taxes or governmental fees, networking servicing costs, fund accounting servicing costs, fulfillment servicing costs, the cost of preparing share certificates, custodian, depository, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for state, insurance premiums on property or personnel (including Officers and Trustees if available) of the series which insure to each series benefit, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other Board approved expenses incurred by the Trust in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

2

After an initial term of two (2) years, each Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by: (i) the Board; or (ii) the vote of a “majority” (as defined in the 1940 Act) of a Fund’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); and by a vote of at least a majority of the Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such approval.

Each Investment Management Agreement is terminable without penalty by a vote of the Board or by a vote of the majority of the of each Fund’s outstanding voting securities, or by the Adviser, on sixty (60) days’ written notice to the other party. The notice provided for herein may be waived by either party. as a single class, or upon notice given by the Adviser. Each Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in Section 2(a)(4) of the 1940 Act).

Approval of the Investment Management Agreements

For information regarding the basis for the Board’s 2014 approval of the investment advisory relationship, please refer to the Funds’ unaudited semi-annual shareholder report dated November 30, 2014. For information regarding the basis for the Board’s approval of the amended and restated investment management agreement, please refer to the Funds’ annual shareholder report to be dated May 31, 2015.

Management Fees

For each Fund, the Adviser bears the expense of providing its services and pays the fees of the Sub-Advisers.

At a meeting held on March 12, 2015, the Board approved amending and restating each Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for each Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to each Fund.

As compensation for its services, each Fund pays its Adviser, expressed as an annual rate, a fee equal to the following as a percentage of each Fund’s average daily net assets. The fee is accrued daily and paid monthly. The following table should be read in conjunction with the section below entitled “Management Fee Waivers.”

Fund	Annual Management Fee Effective May 1, 2015
Growth Opportunities	0.800% on the first $500 million of the Fund’s average daily net assets; 0.775% on the next $500 million of the Fund’s average daily net assets; and 0.750% of the Fund’s average daily net assets in excess of $1 billion.
Large Cap Value	0.75% on the first $1 billion of the Fund’s average daily net assets; 0.725% on the next $1 billion of the Fund’s average daily net assets; 0.70% on the next $1 billion of the Fund’s average daily net assets; 0.675% on the next $1 billion of the Fund’s average daily net assets; and 0.65% of the Fund’s average daily net assets in excess of $4 billion.
MidCap Opportunities	0.85% on the first $1 billion of the Fund’s average daily net assets; 0.80% on the next $500 million of the Fund’s average daily net assets; 0.75% on the next $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $2 billion.
Multi-Manager Mid Cap Value	0.80% of the Fund’s average daily net assets.
Real Estate	0.80% of the Fund’s average daily net assets.
SmallCap Opportunities

1.00% on first $250 million of the Fund’s average daily net assets;

0.90% on the next $250 million of the Fund’s average daily net assets; and 0.85% of the Fund’s average daily net assets in excess of $500 million.

3

Management Fee Waivers

The Adviser is contractually obligated to lower the management fee for Voya Multi-Manager Mid Cap Value Fund so that the management fee payable to the Adviser will be waived in amounts equal to 50% of the savings to the Adviser resulting from the aggregated blended sub-advisory fee rates for the Fund after the addition of Hahn Capital Management through October 1, 2016 and LSV through October 1, 2015. Termination or modification of these obligations requires approval by the Board.

Expense Limitation Agreements

The Adviser (and Distributor, applicable to Voya Growth Opportunities Fund and the Sub-Adviser for Voya Real Estate Fund) has entered into expense limitation agreements with the Funds pursuant to which the Adviser and a Sub-Adviser, and Distributor as applicable, have agreed to waive or limit their fees. In connection with these agreements and certain U.S. tax requirements, the Adviser, and Sub-Adviser, and Distributor, as applicable, will assume other expenses so that the total annual ordinary operating expenses of these Funds, which exclude interest, taxes, investment-related costs, leverage expenses, acquired fund fees and expenses, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund’s business, and expenses of any counsel or other persons or services retained by the Fund’s Trustees who are not “interested persons” (as defined in the 1940 Act) of the Adviser or a Sub-Adviser do not exceed the following expense limitations:

Fund	Class A	Class B	Class C	Class I	Class O	Class R	Class R6	Class W
Growth Opportunities(1)	1.40%	2.05%	2.05%	1.05%	N/A	1.55%	N/A	1.05%
Large Cap Value(2)	1.25%	2.00%	2.00%	1.00%	1.25%	1.50%	0.78%	1.00%
MidCap Opportunities	1.35%	2.10%	2.10%	0.98%	1.35%	1.60%	0.88%	1.10%
Multi-Manager Mid Cap Value	N/A	N/A	N/A	0.90%	N/A	N/A	N/A	N/A
Real Estate	1.35%	2.10%	2.10%	1.00%	1.35%	1.60%	0.86%	1.10%
SmallCap Opportunities	1.50%	2.25%	2.25%	1.15%	N/A	1.75%	1.05%	1.25%

(1)	Pursuant to a side agreement, the Adviser has lowered the contractual expense limits for Voya Growth Opportunities Fund to 1.30%, 1.95%, 1.95%, 0.95%, and 0.95% for Class A, Class B, Class C, Class I, and Class W shares, respectively through October 1, 2015. In addition, pursuant to a side agreement, the Adviser has lowered the expense limit for Class R shares of Voya Growth Opportunities Fund to 1.45% through October 1, 2015. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s Board.
(2)	Pursuant to a side agreement, the Adviser has lowered the contractual expense limits for Voya Large Cap Value Fund to 1.10%, 1.85%, 1.85%, 0.76%, 1.10%, 1.35%, 0.74%, and 0.85% for Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W shares through October 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s Board.

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Each Fund set forth above may, at a later date, reimburse the Adviser for management fees waived and other expenses assumed by the Adviser during the previous thirty-six (36) months, but only if after such reimbursement, the Fund’s expense ratios do not exceed the percentages described above. The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the Expense Limitation Agreements.

Each Expense Limitation Agreement provides that the expense limitations shall continue through at least October 1, 2015, with the exception of Voya Large Cap Value Fund, for which the expense limitations shall continue through October 1, 2016. The expense limitation agreements are contractual and, after the initial term, shall renew automatically for one-year terms unless: (i) the Adviser provides 90 days written notice of its termination and such termination is approved by the Board of Trustees; or (ii) the Investment Management Agreement has been terminated. Each Expense Limitation Agreement may also be terminated by the Trust, without payment of any penalty, upon written notice to Voya Investments at its principal place of business within ninety (90) days of the end of the then-current term for the Fund.

In addition, with respect to Voya Real Estate Fund, the obligation of the Fund’s Sub-Adviser to waive or limit its fees under the Fund’s Expense Limitation Agreement will terminate upon the termination of the Fund’s Sub-Advisory Agreement.

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Total Management Fees Paid by each Fund

During the past three fiscal years, each Fund paid the following investment management fees to its Adviser or its affiliates. Voya Multi-Manager Mid Cap Value Fund commenced operations on October 3, 2011. The amounts shown for 2012 reflect the period from commencement of operations through the end of the relevant fiscal period.

	May 31
Fund	2014	2013	2012
Growth Opportunities
Management Fee (Prior to May 1, 2015)	$884,106	$758,678	$618,051
Administrative Services Fee (Prior to May 1, 2015)	$121,329	$101,156	$82,405
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Large Cap Value
Management Fee (Prior to May 1, 2015)	$4,873,341	$2,314,900	$1,144,571
Administrative Services Fee (Prior to May 1, 2015)	$749,739	$356,135	$176,085
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
MidCap Opportunities
Management Fee (Prior to May 1, 2015)	$10,156,902	$6,976,930	$4,640,939
Administrative Services Fee (Prior to May 1, 2015)	$1,354,244	$930,248	$618,783
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Multi-Manager Mid Cap Value
Management Fee (Prior to May 1, 2015)	$2,128,035	$1,894,587	$803,057
Administrative Services Fee (Prior to May 1, 2015)	$304,002	$270,652	$114,720
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Real Estate
Management Fee (Prior to May 1, 2015)	$8,931,200	$8,066,636	$5,816,590
Administrative Services Fee (Prior to May 1, 2015)	$1,275,872	$1,152,364	$830,928
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
SmallCap Opportunities
Management Fee (Prior to May 1, 2015)	$3,914,497	$1,925,879	$1,363,921
Administrative Services Fee (Prior to May 1, 2015)	$459,085	$214,320	$151,544
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None

5.                   The section entitled “Administrator” of the Funds’ SAI is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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